Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] $ / shares in Units, pure in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2021 CAD ($) $ / shares	Jan. 31, 2020 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 10.0	$ 3.9
Granted	2.2	2.1
Weighted average fair value of options granted | $ / shares	$ 8.90	$ 5.55